Class K [Member] Expense Example - Class K - BlackRock Short Duration Muni Fund - Class K Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	$ 486